Note 5 - Long-Term Debt (Details) - Summary of Long Term Debt (USD $)	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Bank loans	$ 59,438,000	$ 45,644,000
Less: Current portion	(14,617,000)	(12,862,000)
Long-term portion	44,821,000	32,782,000
Prospero Maritime Inc. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	1,906,250
Allendale Investments S.A. [Member]
Debt Instrument [Line Items]
Bank loans	1,906,250
Eternity Shipping Company [Member]
Debt Instrument [Line Items]
Bank loans	1,906,250
Pillory Associates Corporation [Member]
Debt Instrument [Line Items]
Bank loans	1,906,250
Eirini Shipping Ltd. [Member]
Debt Instrument [Line Items]
Bank loans	15,300,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd Borrower [Member]
Debt Instrument [Line Items]
Bank loans	4,600,000	5,000,000
Manolis Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	5,520,000	5,840,000
Saf-Concord Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	4,750,000	5,250,000
Eleni Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans		5,400,000
Pantelis Shipping Corp. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	6,800,000	7,360,000
Aggeliki Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	4,258,000	4,864,000
Noumea Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	$ 10,585,000	$ 11,930,000